CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) [Abstract]
Voyage Revenues	$ 100,393	$ 254,733
Voyage Expenses	(64,835)	(74,782)
Vessel Operating Expenses	(34,053)	(32,698)
General and Administrative Expenses	(7,168)	(8,620)
Depreciation Expense	(34,479)	(33,352)
Net Operating Income (Loss)	(40,142)	105,281
Interest Income	0	150
Interest Expense	(13,321)	(16,792)
Other Financial Expense	(255)	77
Total Other Expenses	(13,576)	(16,565)
Net Income (Loss) Before Income Taxes	(53,718)	88,716
Income Tax Expense	0	0
Net Income (Loss)	$ (53,718)	$ 88,716
Basic Income (Loss) per Share (in dollars per share)	$ (0.35)	$ 0.60
Diluted Income (Loss) per Share (in dollars per share)	$ (0.35)	$ 0.60
Basic Weighted Average Number of Common Shares Outstanding (in shares)	153,746,698	147,872,500
Diluted Average Number of Common Shares Outstanding (in shares)	153,746,698	147,872,500